Trade Names and Other Intangible Assets - Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization	$ 4,300	$ 4,300	$ 4,300
Weighted Average amortization Period	19 years 3 months 18 days